S000106341 [Member] N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GOLDMAN SACHS ETF TRUST
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Aug. 06, 2026